RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Equity reserves impacted by financial instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate swaps	$ 127	$ (36)	$ 37
Cash flow hedges
Disclosure of risk management strategy related to hedge accounting [line items]
Beginning balance	(32)	(34)
Amount reclassified to profit or loss	(7)	2
Foreign currency revaluation of designated borrowings	0	0
Foreign currency revaluation of net foreign operations	0	0
Valuation of investments in equity securities designated FVOCI	0	0
Tax effect	3	0
Special distribution/TERP acquisition	1
Other	(2)	1
Ending balance	(39)	(32)	(34)
Cash flow hedges | Interest rate swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate swaps	(3)	(1)
Cash flow hedges | Energy derivative contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate swaps	1
Cash flow hedges | Foreign exchange swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate swaps	0
Investments in equity securities
Disclosure of risk management strategy related to hedge accounting [line items]
Beginning balance	12	4
Amount reclassified to profit or loss	0	0
Foreign currency revaluation of designated borrowings	0	0
Foreign currency revaluation of net foreign operations	0	0
Valuation of investments in equity securities designated FVOCI	4	19
Tax effect	1	0
Special distribution/TERP acquisition	(13)
Other	(1)	(11)
Ending balance	3	12	4
Investments in equity securities | Interest rate swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate swaps	0	0
Investments in equity securities | Energy derivative contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate swaps	0
Investments in equity securities | Foreign exchange swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate swaps	0
Foreign currency translation
Disclosure of risk management strategy related to hedge accounting [line items]
Beginning balance	(700)	(652)
Amount reclassified to profit or loss	0	0
Foreign currency revaluation of designated borrowings	(34)	(49)
Foreign currency revaluation of net foreign operations	(208)	14
Valuation of investments in equity securities designated FVOCI	0	0
Tax effect	(1)	0
Special distribution/TERP acquisition	280
Other	(51)	(13)
Ending balance	(720)	(700)	$ (652)
Foreign currency translation | Interest rate swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate swaps	0	$ 0
Foreign currency translation | Energy derivative contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate swaps	0
Foreign currency translation | Foreign exchange swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate swaps	$ (6)